Schedule of prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Prepaid Expenses And Deposits
Construction in progress deposits	$ 7,963	$ 2,543
Other prepaids and deposits	2,330	584
Current	9,558	3,127
Non-current	735
Prepaid expenses and deposits	$ 10,293	$ 3,127